Leases - Schedule of Company's Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 1,306	$ 1,383
Current	$ 28	560	483	[2]
Non-current lease liabilities	$ 38	746	900	[2]
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		560	483
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		306	238
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 440	$ 662

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18